Summary of Material Accounting Policies - Schedule of New Accounting Standards and Interpretations (Details)	12 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policies - Schedule of New Accounting Standards and Interpretations (Details) [Line Items]
Summary	The amendments, among other changes, clarified the meaning of 'settlement' for the purpose of classifying a liability as current or non-current.
Application date of standard	This standard is not expected to have a material impact on the Group’s financial statements and disclosures
Application date for the Group	Jan. 01, 2024
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments) [Member]
Summary of Material Accounting Policies - Schedule of New Accounting Standards and Interpretations (Details) [Line Items]
Summary	The Amendments clarify ◾ the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer. ◾ the requirements for assessing contractual cash flow characteristics of financial assets. ◾ characteristics of non-recourse loans and contractually linked instruments. The Amendments also introduce certain disclosure requirements for financial instruments.
Application date of standard	This standard is not expected to have a material impact on the Group’s financial statements and disclosures
Application date for the Group	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements [Member]
Summary of Material Accounting Policies - Schedule of New Accounting Standards and Interpretations (Details) [Line Items]
Summary	This Standard sets out significant new requirements for how financial statements are presented, with particular focus on the statement of profit or loss, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, as well as disclosures related to management-defined performance measures.
Application date of standard	This standard is not expected to have a material impact on the Group’s financial statements and disclosures
Application date for the Group	Jan. 01, 2027